INCOME TAX (Schedule of Net Deferred Tax Assets) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAX [Abstract]
Provision of doubtful accounts	$ 110,715	$ 281,150	$ 200,427
Provision of interest expense	82,798	87,455
Net deferred tax assets	$ 193,513	$ 368,605	$ 200,427